Subsequent Events (Details) $ / shares in Units, $ in Thousands								3 Months Ended	12 Months Ended
	Mar. 25, 2025 USD ($)	Mar. 17, 2025 USD ($)	Mar. 12, 2025 USD ($) $ / shares	Feb. 24, 2025 USD ($)	Feb. 19, 2025 USD ($)	Feb. 07, 2025 USD ($) vessel	Jan. 07, 2025 vessel m³	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2024 USD ($) vessel m³	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 USD ($)	Feb. 15, 2025 USD ($) vessel
Subsequent Event [Line Items]
Repurchase of common stock									$ 57,055	$ 48,736	$ 5,485
Dividend and share repurchases as a percentage of net income								25.00%
Vessels cargo capacity (in cbm) | m³									48,500
Payments to acquire vessels									$ 0	$ 191,727	$ 45,719
Number of vessels in fleet | vessel								56	56	47
Restricted cash								$ 9,000	$ 9,000	$ 8,600
Subsequent Event
Subsequent Event [Line Items]
Cash dividend declared (in dollars per share) | $ / shares			$ 0.05
Cash dividend declared			$ 3,500
Repurchase of common stock	$ 1,900
Subsequent Event | PT Navigator Khatulistiwa ("PTNK")
Subsequent Event [Line Items]
Number of vessels in fleet | vessel												3
Restricted cash												$ 38,600
Subsequent Event | February 2025 Facility
Subsequent Event [Line Items]
Aggregate principal amount						$ 74,600
Debt, option to extend, term						18 months
Balloon repayment amount						$ 25,000
Basis spread on variable rate (as a percent)						1.80%
Subsequent Event | Ethylene-Capable Liquefied Gas Vessels
Subsequent Event [Line Items]
Number of vessels to be acquired | vessel						3	3
Vessels cargo capacity (in cbm) | m³							17,000
Payments to acquire vessels		$ 29,200		$ 27,400	$ 27,400